Financial instruments, risk management and capital management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 90,869	$ 15,818	$ 7,338	$ 7,338	$ 16,002
Credit risk
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 90,900	$ 15,800
Percentage of cash and cash equivalents held with large, well known institutions	100.00%	100.00%
Market risk
Financial instruments, risk management and capital management
Increase in interest rate or currency rate	1.00%
Financial liabilities measured at amortized cost
Financial instruments, risk management and capital management
Financial liabilities	$ 9,297	$ 6,689	2,953
Financial liabilities measured at amortized cost | Borrowings
Financial instruments, risk management and capital management
Financial liabilities	4,284	3,604	1,272
Financial liabilities measured at amortized cost | Trade payables and other
Financial instruments, risk management and capital management
Financial liabilities	2,553	934	422
Financial liabilities measured at amortized cost | Accrued expenses and other current liabilities
Financial instruments, risk management and capital management
Financial liabilities	1,879	1,673	766
Financial liabilities measured at amortized cost | Lease liabilities
Financial instruments, risk management and capital management
Financial liabilities	581	478	493
Financial assets measured at amortized cost
Financial instruments, risk management and capital management
Financial assets	134,362	17,727	7,437
Financial assets measured at amortized cost | Cash and cash equivalents
Financial instruments, risk management and capital management
Financial assets	90,869	15,818	7,338
Financial assets measured at amortized cost | Carrying value
Financial instruments, risk management and capital management
Financial assets	42,334
Financial assets measured at amortized cost | Other non-current assets and security deposits
Financial instruments, risk management and capital management
Financial assets	796	769	30
Financial assets measured at amortized cost | Receivables and other
Financial instruments, risk management and capital management
Financial assets	$ 363	$ 1,140	$ 69